Taxes on Income	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Taxes on Income

Note 16 - Taxes on Income

A.           Israeli taxation

1.            Measurement of taxable income:

The Company has elected to file its tax return under the Israeli Income Tax Regulations 1986 (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income). Accordingly, starting tax year 2003, results of operations in Israel are measured in terms of earnings in U.S. dollars.

2.            Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the "Law"):

According to the Law, the Company is entitled to various tax benefits by virtue of the "Approved Enterprise" status granted to part of their enterprises, as implied by this Law. The principal benefits by virtue of the Law are:

According to the provisions of the Law, the Company has chosen to enjoy the "Alternative" track. Under this track, the Company is tax exempt in the first two years of the benefit period and subject to tax at the reduced rate of 10%-25% for the remaining benefit period. The benefit period under Approved Enterprise starts with the first year the benefited enterprise earns taxable income, provided that 14 years have not passed since the approval was granted and 12 years have not passed since the enterprise began operating.

Generally, a company that is Abundant in Foreign Investment is entitled to an extension of the benefits period by an additional five years.

The tax benefits under the Approved Enterprise are conditional upon the fulfillment of the conditions stipulated by the Law, regulations published and the letters of approval for the investments in the approved enterprises. Non-compliance with the conditions may cancel all or part of the benefits and refund of the amount of the benefits, including interest.

The Company has three capital investment programs that have been granted Approved Enterprise status, under the Law.

As of December 31, 2024, the 14 years have passed for the three Approved Enterprise programs.

Income from sources other than the "Approved Enterprise" during the benefit period will be subject to the tax at the regular tax rate.

The Company believes it will continue to enjoy its current tax benefits in accordance with the provisions of the Investment Law prior to the 2005 Amendment.

In December 2016, the Knesset (the Israeli parliament) passed an additional amendment to the Law which provides for additional benefits to Preferred Technological Enterprises by reducing the tax rate on preferred Technological Enterprise income (as such is defined in Amendment 73) to 12% (the "Amendment"). This Amendment came into effect in May 2017 when the Minister of Finance promulgated the regulations for its implementation. The Company has evaluated the effect of the adoption of the Amendment on its financial statements, and as of the date of the approval of the financial statements, the Company did not apply the Amendment. The Company may change its position in the future.

3.           Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969:

The Encouragement Law provides several tax benefits for industrial companies. An industrial company is defined as a company resident and located in Israel, at least 90% of the income of which in a given tax year, exclusive of income from specified Government loans, capital gains, interest and dividends, is derived from an industrial enterprise owned by it. An industrial enterprise is defined as an enterprise whose major activity in a given tax year is industrial production activity.

Management believes that the Company is currently qualified as an "industrial company" under the Encouragement Law and, as such, enjoys tax benefits, including: (1) deduction of purchase of know-how and patents and/or right to use a patent over an eight-year period; (2) the right to elect, under specified conditions, to file a consolidated tax return with additional related Israeli industrial companies and an industrial holding company; (3) accelerated depreciation rates on equipment and buildings; and (4) expenses related to a public offering on the Tel-Aviv Stock Exchange and on recognized stock markets outside of Israel, are deductible in equal amounts over three years.

Eligibility for benefits under the Encouragement Law is not subject to receipt of prior approval from any Governmental authority. No assurance can be given that the Israeli tax authorities will agree that the Company qualifies, or, if the Company qualifies, that the Company will continue to qualify as an industrial company or that the benefits described above will be available to the Company in the future.

4.           Tax rates:

Taxable income of Israeli companies was subject to tax at the rate - of 23% in the years 2024, 2023 and 2022.

The effective tax rate payable by a company that is taxed under the Investment Law may be considerably lower (see also note 16.a2 above). Israeli corporations are generally taxed at the corporate income tax rate on their capital gains.

The Company's tax assessments through the 2018 tax year are considered final.

B.           Income taxes for non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

C.           Tax Assessments:

In 2023 and 2024, the Company and two of its subsidiaries received tax assessments from local tax authorities in two territories in which they operate. The Company’s management believes it has adequately provided for the reasonably foreseeable outcome related to these assessments and is currently challenging them. However, if these tax assessments are accepted, the Company may be subject to additional tax liabilities, which could have a material adverse effect on its results of operations.

D.        The income tax expense for the years ended December 31, 2024, 2023 and 2022 consisted of the following:

	Year ended December 31,
	2024	2023	2022
	$ thousands	$ thousands	$ thousands

Current	2,777	3,746	1,140
Deferred	413	2,776	1,306

	3,190	6,522	2,446

Domestic (Israel)	1,270	1,048	664
Foreign	1,920	5,474	1,782

	3,190	6,522	2,446

E.        Deferred income taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,	December 31,
	2024	2023
	$ thousands	$ thousands

Net operating loss carry forward	74,253	76,348
Temporary differences:
Allowance for credit loss	14,712	15,990
Research and development	7,335	7,796
Lease liabilities	3,614	3,753
Unrealized foreign exchange gains/losses	6,869	2,414
Vacation	1,103	960
Severance	1,170	1,001
Other	1,558	1,134

Deferred tax assets before valuation allowance	110,614	109,396
Valuation allowance	(104,707)	(103,409)
Deferred tax assets	5,907	5,987
Deferred tax liabilities:
Right-of-use lease assets	(3,799)	(4,033)
Intangible assets	(913)	(1,258)
Other including property and equipment, net	(1,195)	(696)

Deferred tax asset, net	-	-

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized in each tax jurisdiction. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and net operating losses are utilized. Based on consideration of these factors, the Company recorded valuation allowance amounted to $104,707 thousand and $103,409 thousand as of December 31, 2024 and 2023 respectively.

F.           Net operating loss carry forward and capital loss

As of December 31, 2024, the Company and Siklu have accumulated net operating losses and capital loss for Israeli income tax purposes in the amount of approximately $234,120 thousand and $8,248 thousand, respectively. The net operating losses and capital loss may be carried forward and offset against taxable income in the future for an indefinite period.

As of December 31, 2024, the Company's Norwegian subsidiary had a net operating loss carry forward of approximately $11,336 thousand that can be carried forward. The net operating losses may be carried forward and offset against taxable income in the future for an indefinite period.

As of December 31, 2024, the Company's Brazilian subsidiary had a net operating loss carryforward of approximately $30,044 thousand that can be carried forward. The net operating losses may be carried forward and offset against taxable income in the future for an indefinite period. The offset is limited to a maximum of 30% of the annual taxable income.

G.          Income (Loss) before taxes is comprised as follows:

	Year ended December 31,
	2024	2023	2022
	$ thousands	$ thousands	$ thousands
Domestic	23,752	10,880	(20,850)
Foreign	3,501	1,862	3,607

	27,253	12,742	(17,243)

H.          Reconciliation of the theoretical tax expense to the actual tax expense

Reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statements of operations is as follows:

	Year ended December 31,
	2024	2023	2022
	$ thousands	$ thousands	$ thousands

Income (loss) before taxes as reported in the consolidated statements of operations	27,253	12,742	(17,243)

Statutory tax rate	23%	23%	23%

Theoretical tax expenses (income) on the
above amount at the Israeli statutory
tax rate	6,268	2,931	(3,966)
Non-deductible expenses and other
permanent differences	1,328	2,411	265
Non-deductible expenses related to employee
stock options	989	946	819
Deferred tax assets on losses and other
temporary differences for which valuation
allowance was provided, net	(4,459)	(479)	5,378
Other	(936)	713	(50)

Actual tax expense	3,190	6,522	2,446

I.	A reconciliation of the beginning and ending balances of unrecognized tax benefits related to uncertain tax positions is as follows:
	December 31,	December 31,	December 31,
	2024	2023	2022
	$ thousands	$ thousands	$ thousands

Beginning balance	3,187	2,291	2,367
Increases related to tax positions taken during prior years	177	626	283
Increases related to tax positions taken during the current year	607	641	330
Decreases related to statute of limitations	(327)	(371)	(689)
Ending balance	3,644	3,187	2,291

The Company has further accrued $293 thousand due to interest and penalties related to uncertain tax positions as of December 31, 2024.

As of December 31, 2024, the total amount of gross unrecognized tax benefits was $3,644 thousand of which if recognized, would favorably affect the Company’s effective tax rate.